INCOME TAXES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 39	$ 96
Deferred Tax Asset Valuation Allowance, Variable Interest Entities [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	48	60
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	8	12
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 31	$ 84